UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05749

THE CHINA FUND, INC.
(Exact name of registrant as specified in charter)
C/O STATE STREET BANK & TRUST COMPANY
2 AVENUE DE LAFAYETTE
P.O. BOX 5049
BOSTON, MA 02206-5049
(Address of principal executive offices)(Zip code)

Copy to:

Tracie A. Coop	Leonard B. Mackey, Jr., Esq.
Secretary	Clifford Chance US LLP
The China Fund, Inc.	31 West 52nd Street
4 Copley Place, 5th Floor	New York, New York 10019-6131
CPH-0326
Boston, MA 02116

(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: April 30, 2011

Item 1. Report to Stockholders.

2

THE CHINA FUND, INC.

SEMI-ANNUAL REPORT

April 30, 2011
(Unaudited)

The China Fund, Inc.

THE CHINA FUND, INC.
KEY HIGHLIGHTS (Unaudited)

FUND DATA
NYSE Stock Symbol	CHN

Listing Date	July 10, 1992

Shares Outstanding	22,781,762

Total Net Assets (04/30/11)	US$802.7 million

Net Asset Value Per Share (04/30/11)	$35.23

Market Price Per Share (04/30/11)	$32.10

TOTAL RETURN(1)
Performance as of
04/30/11:	Net Asset Value	Market Price

1-Year	15.91%	20.71%

3-Year Cumulative	28.99%	35.29%

3-Year Annualized	8.85%	10.60%

5-Year Cumulative	158.35%	115.52%

5-Year Annualized	20.90%	16.60%

10-Year Cumulative	622.58%	731.10%

10-Year Annualized	21.87%	23.58%

DIVIDEND HISTORY
Record Date	Income	Capital Gains
12/24/10	$0.3746	$1.8996

12/24/09	$0.2557	—

12/24/08	$0.4813	$5.3361

12/21/07	$0.2800	$11.8400

12/21/06	$0.2996	$3.7121

12/21/05	$0.2172	$2.2947

12/22/04	$0.1963	$3.3738

12/31/03	$0.0700	$1.7100

12/26/02	$0.0640	$0.1504

12/31/01	$0.1321	—

12/31/00	—	—

12/31/99	$0.1110	—

12/31/98	$0.0780	—

12/31/97	—	$0.5003

12/31/96	$0.0834	—

12/29/95	$0.0910	—

12/30/94	$0.0093	$0.6006

12/31/93	$0.0853	$0.8250

12/31/92	$0.0434	$0.0116

(1) Total investment returns reflect changes in net asset value per share or market price, as the case may be, during each period and assumes that dividends and capital gains distributions, if any, were reinvested in accordance with the dividend reinvestment plan. The net asset value per share percentages are not an indication of the performance of a shareholder’s investment in the Fund, which is based on market price. Total investment returns do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the sale of Fund shares. Total investment returns are historical and do not guarantee future results.

THE CHINA FUND, INC.
ASSET ALLOCATION AS OF APRIL 30, 2011 (Unaudited)

Ten Largest Listed Equity Investments *
1.	China Medical System Holdings, Ltd.	9.57%

2.	Huiyin Household Appliances Holdings Co., Ltd.	4.66%

3.	Far Eastern Department Stores, Ltd.	4.30%

4.	HAND Enterprise Solutions Co., Ltd.	3.50%

5.	Hsu Fu Chi International, Ltd.	3.28%

6.	Shandong Weigao Group Medical Polymer Co., Ltd.	3.11%

7.	FamilyMart Co., Ltd.	2.80%

8.	Wumart Stores, Inc.	2.75%

9.	Ping An Insurance (Group) Company of China, Ltd. Access Product	2.67%

10.	Ruentex Development Co., Ltd.	2.63%

Direct Investments *
1.	China Bright	1.87%

2.	Zong Su Foods	1.87%

3.	Qingdao Bright Moon Seaweed Group Co., Ltd.	1.07%

4.	China Silicon Corp. Common Stock	0.00%

5.	China Silicon Corp., Series A Preferred	0.00%

7.	HAND Enterprise Solutions Pte, Ltd. Preferred	0.00%

* Percentages based on net assets at April 30, 2011.

     INDUSTRY ALLOCATION (Unaudited)

Health Care	22.7
Consumer Discretionary	20.5
Consumer Staples	17.9
Financials	14.2
Information Technology	7.7
Industrials	5.4
Utilities	3.1
Materials	2.9
Telecommunications	2.6
Other	2.2
Energy	0.8

Fund holdings are subject to change and percentages shown above are based on total net assets as of April 30, 2011. A complete list of holdings as of April 30, 2011 is contained in the Schedule of Investments included in this report. The most current available data regarding portfolio holdings can be found on our website, www.chinafundinc.com. You may also obtain holdings by calling 1-888-246-2255.

THE CHINA FUND, INC.
CHAIRMAN’S STATEMENT (Unaudited)

China Fund Inc,
Chairman’s statement
Six months to April 30, 2011

The period under review was notable for a series of global events and developments, all of which represented headwinds for the Chinese market: soaring commodity-price inflation; fear of revolutionary fervor spreading from the Middle East; and the tragic earthquake in Japan.

Once again, however, I am able to report that your fund has produced another solid positive return for the six months. Rising 9.7% (based on net asset value), it has again outperformed its benchmark; the MSCI Golden Dragon index gained 6.4% over the same period.

Encouragingly, much of the good performance is attributable to one of the managers’ long-term themes: the growing spending power of the Chinese consumer. But another theme, China’s healthcare reforms, worked to the detriment of the fund’s performance this time around, as many of its positions here suffered along with the healthcare sector on worries over new regulation. The managers are confident that this concern is temporary, however, and that the bright prospects for well-run healthcare companies will soon reassert themselves — to the benefit of your portfolio. Underlining this conviction, they have taken advantage of the recent weakness to increase the fund’s exposure to the sector.

In the review and outlook that accompany this letter, your managers paint a rather mixed economic picture: on the one hand, stubborn inflation, monetary tightening and a sizeable first-quarter trade deficit; on the other, continuing evidence of strong economic performance and the burgeoning relationship between Beijing and Taipei. But their conviction in the fundamental quality and relative attractiveness of the companies in your portfolio remains undimmed. So it is with cautious optimism that I look forward to the remainder of the year; I hope to be reporting on another period of relative outperformance — and absolute gains — in six months’ time.

Yours sincerely,

James Lightburn
Chairman

THE CHINA FUND, INC.
INVESTMENT MANAGER’S STATEMENT (Unaudited)

REVIEW OF LISTED AND DIRECT INVESTMENTS

Review

This was a strong period for the fund, which returned 9.7% (based on net asset value) against a benchmark return of 6.4%.

Chinese markets were volatile over the period, on fears of inflation, growing unrest in the Middle East and the knock-on effects of the Japanese earthquake. The most notable development on the political front was the setting out of China’s 12th five-year plan in March. The most eye-catching part of this was an ambitious social-housing proposal, which entails a 70% increase in this year’s affordable-housing target, to 10 million units — almost the same as last year’s volume of commercial housing. Meanwhile, the number of state-owned housing for rent will reach 2 million, six times last year’s figure. This project goes far beyond merely controlling property-price expectations, to stimulating domestic consumption, restructuring the pattern of economic growth and reallocating social wealth. One local newspaper estimates that total investment will reach Rmb1.4 trillion in 2011. We remain cautious on the funding and speed of execution, but expect the project to play a key role in China’s economic development.

Taiwan was also volatile, though in a different pattern to the mainland. The island’s stockmarket outperformed the other Chinese markets by a substantial margin overall. Towards the end of the period, however, it weakened considerably as investors took profits on both equity performance and currency appreciation.

Despite general weakness in the healthcare sector over the period, the largest individual contribution to the fund’s relative returns came from China Medical System, which is aggressively expanding its share of the mainland pharmaceuticals market through acquisitions.

As domestic consumption continues to flourish across the Greater China region, a number of retailers boosted relative returns. These included FamilyMart and Far Eastern Department Store in Taiwan, and Ports Design in Hong Kong. Another standout in the consumer sector was Singapore-listed snack-maker Hsu Fu Chi; we took profits here towards the end of the period.

Other strong performers included Hand Enterprise Solutions, which listed successfully during the period, and Sina Corp, which has soared on the rapid growth of its microblogging service, Sina Weibo (the ‘Chinese Twitter’). We also did well to avoid some underperforming heavyweights: China Life, China Mobile, Bank of China, Sun Hung Kai Properites, Acer, Mediatek and Hon Hai Precision.

The main detractors included a number of healthcare stocks; the sector underperformed because of nervousness about the regulatory environment. We expect this nervousness to dissipate once the government’s drug-pricing proposals are published in full. Another major detractor was Boshiwa, which retails children’s clothing on the Chinese mainland. Although its shares rallied on the announcement of surging revenues, this was not sufficient to offset the falls earlier in the year. We expect the company to continue to do well — and its shares to reflect this.

THE CHINA FUND, INC.
INVESTMENT MANAGER’S STATEMENT (continued) (Unaudited)

REVIEW OF LISTED AND DIRECT INVESTMENTS

In the direct portfolio, we exited the Ugent convertible-bond investment in April. With this disposal, we have recovered over half of the initial investment. The China Fund, Inc. will, of course, receive the full value of the original investment, as agreed in December 2010 and detailed within the fund’s 2010 annual report.

Finally, the strength of the Taiwanese market meant that we suffered from not holding some of the island’s largest index components. In this regard, HTC Corp and Taiwan Semiconductor both detracted from relative returns.

Outlook

Contrary to investors’ hopes, inflationary pressure remains resilient. March’s CPI growth came in at 5.4%, up from 4.9% in February. As Premier Wen commented at the close of the National People’s Congress in March, taming inflation remains the central government’s first priority. So we expect the current tightening regime to remain in place for some time. Interest rates have already been raised three times this year, and the banks’ reserve-ratio requirements are now at a record high (20.5% of the big banks’ deposit base is now locked away with the central bank).

We are also nervous about the ease with which commentators have dismissed China’s first-quarter trade deficit of US$1.02 billion. The trend in the trade surplus seems clear, as booming consumption draws in imports and wage inflation erodes China’s export competitiveness, but every man and his dog are still positioned for the renminbi-appreciation trade. Any sign of wavering in the currency (watch renminbi non-deliverable futures) could cause a reversal of ‘hot money’ flows, hurting prestige property and the nascent offshore ‘dim sum’ bond market.

Against all this, corporate news remains good. In the A-share market, profit growth in FY2010 reached 37%, led by a strong recovery in cyclical sectors such as steel, non-ferrous metal and mining, indicating a robust economy. However, there are some warning signs, such as rapidly increasing inventories and accounts receivable. We now have a sense that the economy is gradually decelerating and that margins are under pressure.

There is also a lot of enthusiasm among local investors for the social-housing program. This has driven up the price of building-material stocks. But funding for the projects, who is going to build them, and where they are going to source the land all remain unclear.

THE CHINA FUND, INC.
ABOUT THE PORTFOLIO MANAGERS (Unaudited)

Listed and Direct Investment Managers
Mr. Chris Ruffle serves as the portfolio manager for the Fund’s portfolio of listed and direct securities. Mr. Ruffle joined Martin Currie in 1994. He is a Chinese and Taiwanese equity specialist with over 15 years investment experience in Asia. Fluent in Mandarin, Mr. Ruffle has worked in the Far East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company. He then moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg’s office in Taiwan. Mr. Ruffle also manages The Martin Currie China Hedge Fund and the China “A” Share Fund.

Mr. Shifeng Ke serves as the portfolio manager for the Fund’s portfolio of listed and direct securities. Mr. Ke joined Martin Currie’s Asia team in 1997 and, until 2002, co-managed the China Heartland Fund, which at that time was the only offshore fund to access China’s A-share market. In 2006, Martin Currie, Chris Ruffle and Shifeng established MC China Limited: a joint venture dedicated to running its range of specialist China strategies. He is co-manager of the Fund, Martin Currie’s A-share products, Martin Currie’s China Hedge Fund and the micro-cap China Development Capital Partnership. Shifeng practiced law before moving to China’s ministry of labour and social security in 1990, where he worked to develop an investment policy for pension funds.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA — “A” SHARES
Information Technology — (3.5%)
HAND Enterprise Solutions Co., Ltd.#†(2)	11,238,137		$28,116,984

TOTAL CHINA — “A” SHARES — (Cost $3,164,275)		3.5%	28,116,984

HONG KONG
Consumer Discretionary — (8.5%)
FU JI Food & Catering Services*^#(2)	5,462,000		—
Huiyin Household Appliances Holdings Co., Ltd.*#†	160,413,750		37,380,207
Intime Department Store Group Co., Ltd.(1)	5,278,629		8,195,774
Ports Design, Ltd.(1)	4,549,500		12,592,839
Shangri-La Asia, Ltd.(1)	3,316,683		9,244,499
Yorkey Optical International Cayman, Ltd.#	4,862,926		788,842

			68,202,161

Consumer Staples — (2.5%)
Chaoda Modern Agriculture (Holdings), Ltd.(1)	13,999,357		8,741,206
Natural Beauty Bio-Technology, Ltd.#	47,710,000		11,793,214

			20,534,420

Health Care — (1.7%)
China Shineway Pharmaceutical Group, Ltd.(1)	3,041,000		7,368,135
Golden Meditech Co., Ltd.#(1)	35,040,000		6,180,252

			13,548,387

Information Technology — (1.9%)
SYSCAN Technology Holdings, Ltd.*#	146,000,000		6,766,700
Tencent Holdings, Ltd.(1)	291,000		8,317,015

			15,083,715

Telecommunications — (1.6%)
China Mobile, Ltd.	1,365,500		12,569,537

Utilities — (3.1%)
China Water Affairs Group, Ltd.(1)	19,976,000		7,560,968
Enn Energy Holdings, Ltd.	5,084,000		17,279,493

			24,840,461

TOTAL HONG KONG — (Cost $111,107,588)		19.3%	154,778,681

HONG KONG — “H” SHARES
Consumer Discretionary — (2.0%)
Boshiwa International Holding, Ltd.*#	24,932,000		16,177,417

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
April 30, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG — “H” SHARES (continued)
Consumer Staples — (3.7%)
Asian Citrus Holdings, Ltd.(1)	6,677,000		$7,607,574
Wumart Stores, Inc.*#(1)	9,810,750		22,103,538

			29,711,112

Health Care — (15.3%)
China Medical System Holdings, Ltd.#†	72,353,760		76,848,711
Shandong Weigao Group Medical Polymer Co., Ltd.(1)	9,176,000		24,926,276
Sinopharm Group Co., Ltd.(1)	6,056,800		20,897,751

			122,672,738

Industrials — (0.8%)
Fook Woo Group Holdings, Ltd.*(1)	19,836,000		6,154,499

Telecommunications — (1.0%)
ZTE Corp.(1)	2,250,826		8,084,770

TOTAL HONG KONG — “H” SHARES — (Cost $71,923,920)		22.8%	182,800,536

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $183,031,508)		42.1%	337,579,217

SINGAPORE
Consumer Staples — (5.9%)
China Fishery Group, Ltd.#(1)	13,594,872		20,450,102
Hsu Fu Chi International, Ltd.#	8,485,084		26,359,810

			46,809,912

Information Technology — (0.3%)
CDW Holding, Ltd.#†	48,208,000		2,660,268

TOTAL SINGAPORE — (Cost $20,637,394)		6.2%	49,470,180

TAIWAN
Consumer Discretionary — (8.9%)
FamilyMart Co., Ltd.#	4,501,652		22,478,001
Far Eastern Department Stores, Ltd.(1)	19,543,604		34,530,662
Synnex Technology International Corp.	3,088,006		7,882,160
Test-Rite International Co., Ltd.	8,457,000		6,762,411

			71,653,234

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
April 30, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares			Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Consumer Staples — (2.4%)
Lien Hwa Industrial Corp.		6,673,148		$5,114,639
Uni-President Enterprises Corp.(1)		10,023,901		14,420,613

				19,535,252

Financials — (8.3%)
Chinatrust Financial Holding Co., Ltd.		17,527,288		16,065,482
Fubon Financial Holdings Co., Ltd.		5,195,134		7,618,961
KGI Securities Co., Ltd.		16,984,780		8,896,126
Ruentex Development Co., Ltd.		12,694,000		21,143,000
Yuanta Financial Holdings Co., Ltd.(1)		17,683,593		12,287,777

				66,011,346

	Face
	Amount

Financials — (0.8%)
Taiwan Life Insurance Co., Ltd. 4.0% 12/28/14#†@	NT$	200,000,000		6,656,773

	Shares
Information Technology — (1.2%)
WPG Holdings Co., Ltd.		5,335,103		9,854,809

Materials — (1.5%)
China Metal Products Co., Ltd.#		11,500,347		12,087,241

TOTAL TAIWAN — (Cost $92,461,808)			23.1%	185,798,655

UNITED STATES
Energy — (0.8%)
Far East Energy Corp.*#		16,392,823		6,557,129

Health Care — (2.9%)
Mindray Medical International, Ltd., ADR(1)		291,700		7,797,141
WuXi PharmaTech Cayman, Inc., ADR*(1)		883,490		15,549,424

				23,346,565

Information Technology — (0.8%)
Hollysys Automation Technologies, Ltd.*(1)		530,200		6,367,702

TOTAL UNITED STATES — (Cost $33,574,182)			4.5%	36,271,396

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $332,869,167)			79.4%	637,236,432

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
April 30, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)

EQUITY LINKED SECURITIES
Consumer Discretionary — (1.1%)
Shanghai Yuyuan Tourist Mart Co., Ltd. Access Product (expiration 03/26/14) 144A,*(4)	4,293,036	$8,855,915

Consumer Staples — (1.5%)
Wuliangye Yibin Co., Ltd. Access Product (expiration 12/11/13) 144A,*(4)	931,000	4,728,867
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/15) 144A,*(3)	1,403,507	7,084,903

		11,813,770

Financials — (5.2%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 01/17/12) 144A,*(3)	1,114,259	8,965,914
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 04/01/13) 144A,*(4)	2,661,500	21,415,829
Zhejiang China Commodities City Group Co., Ltd. Access Product (expiration 01/17/12) 144A,*(3)	2,771,970	11,209,846

		41,591,589

Health Care — (0.9%)
Jiangsu Yuyue Medical Equipment Co., Ltd. Access Product (expiration 02/01/16) 144A,*(4)	1,210,000	7,521,722

Industrials — (3.6%)
China Railway Construction Corp., Ltd. Access Product (expiration 01/17/12) 144A,*(3)	3,932,600	4,085,971
China Railway Construction Corp., Ltd. Access Product (expiration 12/16/13) 144A,*(4)	2,650,000	2,755,738
Qinghai Salt Lake Potash Co., Ltd. Access Product (expiration 01/20/15) 144A,*(3)	178,729	1,487,435
Shanghai Qiangsheng Holding Co., Ltd. Access Product (expiration 01/17/12) 144A,*(3)	4,237,252	4,824,107
Shanghai Qiangsheng Holding Co., Ltd. Access Product (expiration 11/13/14) 144A,*(4)	6,245,400	7,110,382
Suning Appliance Co., Ltd. Access Product (expiration 01/20/15) 144A,*(3)	4,311,019	8,604,794

		28,868,427

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
April 30, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

EQUITY LINKED SECURITIES (continued)
Materials — (1.4%)
Tangshan Jidong Cement Co., Ltd. Access Product (expiration 01/20/15) 144A,*(3)	987,700		$3,969,566
Tangshan Jidong Cement Co., Ltd. Access Product (expiration 08/11/15) 144A,*(4)	1,849,387		7,441,994

			11,411,560

TOTAL EQUITY LINKED SECURITIES — (Cost $90,945,698)		13.7%	110,062,983

DIRECT INVESTMENTS(5)
Consumer Staples — (1.9%)
Zong Su Foods (acquired 09/21/10)*#†(2)	2,677		15,000,034
Health Care — (1.9%)
China Bright (acquired 08/27/10)*#†(2)(6)	14,665,617		14,991,407
Industrials — (1.0%)
Qingdao Bright Moon Seaweed Group Co., Ltd., (acquired 02/28/08)*#†(2)(6)	31,827,172		8,561,509
Information Technology — (0.0%)
China Silicon Corp. Common Stock, (acquired 01/08-09/10)*#†(2)	2,301,863		—
China Silicon Corp., Series A Preferred (acquired 11/30/07)*#†(2)	27,418		—

HAND Enterprise Solutions Pte, Ltd. Preferred (acquired 02/01/07)*#†(2)	500,000		—

TOTAL DIRECT INVESTMENTS — (Cost $45,102,636)		4.8%	38,552,950

COLLATERAL FOR SECURITIES ON LOAN
State Street Navigator Prime Portfolio	92,948,281		92,948,281

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $92,948,281)		11.6%	92,948,281

SHORT TERM INVESTMENTS
UNITED STATES
Repurchase Agreement with State Street Bank and Trust, 0.01%, 05/02/11(7)	1,260,000		1,260,000

TOTAL UNITED STATES — (Cost $1,260,000)		0.1%	1,260,000

TOTAL INVESTMENTS — (Cost $563,125,782)		109.6%	880,060,646

OTHER ASSETS AND LIABILITIES		(9.6)%	(77,379,444)

NET ASSETS		100.0%	$802,681,202

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
April 30, 2011 (Unaudited)

Notes to Schedule of Investments

  *  Denotes non-income producing security.

 ^  Security is deemed worthless.

  #  Illiquid security.

  †  Affiliated issuer (see Note F).

  @ The bond contains a feature or option to be converted into common stock.

(1)	A portion or all of the security was held on loan. As of April 30, 2011, the market value of the securities loaned was $86,344,134.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3)	Equity linked securities issued by Citigroup Global Markets Holdings.

(4)	Equity linked securities issued by Credit Lyonnais (CLSA).

(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value. The securities continue to be valued in good faith by Board of Directors at fair market value as of April 30, 2011.

(6)	The Fund holds a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.

(7)	Repurchase agreement, dated 04/29/11, due 05/02/11 with repurchase proceeds of $1,260,001 is collateralized by US Treasury Note 1.00% due 04/30/12 with a market value of $1,285,641.

144A Securities restricted for resale to Qualified Institutional Buyers. At April 30, 2011, these restricted securities amounted to $110,062,983, which represented 13.71% of total net assets.

ADR American Depositary Receipt.

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $458,878,501) (securities on loan $86,344,134) (Note A)	$689,844,753
Investments in affiliated investments, at value (cost $104,247,281) (Notes A and F)	190,215,893

Total Investments	880,060,646
Cash	220
Foreign currency, at value (cost $14,528,580)	14,561,968
Receivable for securities lending income	86,736
Dividends and interest receivable	758,008
Prepaid expenses	141,902
Other asset (Note I)	8,277,782

TOTAL ASSETS	903,887,262

LIABILITIES
Payable for investments purchased	6,698,205
Payable upon return of collateral for securities loaned	92,948,281
Investment management fee payable (Note B)	521,970
Administration and custodian fees payable (Note B)	158,456
Payable for taxes on dividends	47,788
Contingent liability (Note A)	717,795
Accrued expenses and other liabilities	113,565

TOTAL LIABILITIES	101,206,060

TOTAL NET ASSETS	$802,681,202

COMPOSITION OF NET ASSETS:
Paid in capital (Note C)	454,100,635
Distributions in excess of net investment income	(4,230,426)
Accumulated net realized gain on investments and foreign currency transactions	35,917,705
Net unrealized appreciation on investment and foreign currency translations	316,893,288

TOTAL NET ASSETS	$802,681,202

NET ASSET VALUE PER SHARE
($802,681,202/22,781,762 shares of common stock outstanding)	$35.23

See notes to financial statements.

THE CHINA FUND, INC.
STATEMENT OF OPERATIONS
For Six Months Ended April 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividend income — (including dividends of $1,309,922 from non-controlled affiliates, net of tax withheld of $63,625) (Note F)	$3,356,320
Securities lending income	289,661
Interest income — (including interest of $(101,974) from non-controlled affiliates, net of tax withheld of $37,827) (Note F)	136,757

TOTAL INVESTMENT INCOME	3,782,738

EXPENSES
Investment Management fees (Note B)	2,670,767
Custodian fees (Note B)	615,533
Administration fees (Note B)	324,175
Directors’ fees and expenses (Note B)	174,788
Legal fees	62,623
Printing and postage	49,934
Shareholder service fees	35,365
Insurance	23,918
Audit and tax service fees	53,632
Stock exchange listing fee	20,700
Transfer agent fees	11,933
Chief Compliance Officer fee	27,982
Miscellaneous expenses	17,173

TOTAL EXPENSES	4,088,523

Less: Management fee reimbursement	(758,146)

NET EXPENSES	3,330,377

NET INVESTMENT INCOME	452,361

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments	48,361,271
Net realized loss on non-controlled affiliate transactions (Note F)	(11,135,979)
Net realized gain on foreign currency transactions	570,473

37,795,765

Net change in unrealized appreciation/(depreciation) on investments	31,617,123
Net change in unrealized appreciation/ (depreciation) on foreign currency transactions	(375,895)

31,241,228

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	69,036,993

NET INCREASE IN NET ASSETS FROM OPERATIONS	$69,489,354

See notes to financial statements.

THE CHINA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
	(Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$452,361	$4,688,085
Net realized gain on investments and foreign currency transactions	37,795,765	52,268,820
Net increase in unrealized appreciation/(depreciation) on investments and foreign currency transactions	31,241,228	113,403,614

Net increase/(decrease) in net assets from operations	69,489,354	170,360,519

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,534,134)	(5,825,297)
Capital gains	(43,276,235)	—

Total distributions to shareholders	(51,810,369)	(5,825,297)

NET INCREASE IN NET ASSETS	17,678,985	164,535,222

NET ASSETS:
Beginning of year	785,002,217	620,466,995

End of period	$802,681,202	$785,002,217

(Distributions in excess of) undistributed net investment income, end of period	$(4,230,426)	$3,851,347

See notes to financial statements.

THE CHINA FUND, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2011 (Unaudited)

Increase (decrease) in cash -

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$69,489,354
Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:
Purchases of investment securities	(92,653,367)
Proceeds from disposition of investment securities	128,074,312
Net proceeds of short-term investments	22,168,000
Proceeds from foreign cash transactions	197,667
Increase in collateral for securities loaned	(9,728,210)
Increase in dividends and interest receivable	(143,079)
Increase in receivable for securities lending income	(24,632)
Decrease in receivable for investments sold	5,610,194
Increase in prepaid expenses and miscellaneous assets	(8,368,396)
Increase in payable for securities purchased	1,199,678
Increase in payable upon return of collateral for securities loaned	9,728,210
Decrease in accrued expenses and other liabilities	(207,831)
Net change in unrealized (appreciation)/depreciation on foreign currency contracts	375,895
Net change in unrealized (appreciation)/depreciation on investments	(31,617,123)
Net realized gain from investments and foreign currency transactions	(37,795,765)

Net cash provided by operating activities	56,304,907

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(51,810,369)

Net cash used for financing activities	(51,810,369)

NET INCREASE IN CASH	4,494,538
CASH AT BEGINNING OF PERIOD	10,067,650

CASH AT END OF PERIOD	$14,562,188

THE CHINA FUND, INC.
FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding for the period(s) indicated

	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010(1)	2009(1)	2008	2007(2)	2006
	(Unaudited)

Per Share Operation Performance*
Net asset value, beginning of period	$34.46		$27.24	$21.72	$60.50	$31.40	$23.25
Net investment income	0.02		0.21	0.29	0.49	0.28	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.02		7.27	11.24	(25.66)	32.83	10.36

Total income (loss) from investment operations	3.04		7.48	11.53	(25.17)	33.11	10.66

Less dividends and distributions:
Dividend from net investment income	(0.37)		(0.26)	(0.48)	(0.28)	(0.30)	(0.22)
Distributions from net realized capital gains	(1.90)		0.00	(5.34)	(11.84)	(3.71)	(2.29)

Total dividends and distributions	(2.27)		(0.26)	(5.82)	(12.12)	(4.01)	(2.51)

Capital Share Transactions:
(Dilution) to net asset value, resulting from issuance of shares in stock dividend	0.00		0.00	(0.19)	(1.49)	0.00	0.00

Net asset value, end of period	$35.23		$34.46	$27.24	$21.72	$60.50	$31.40

Per share market price, end of period	$32.10		$33.45	$25.25	$19.87	$51.67	$30.40

Total Investment Return (Based on Market Price)	2.99	%(3)	33.70%	73.37%	(48.06)%	90.97%	37.20%

Ratios and Supplemental Data
Net assets, end of year (000’s)	$802,681		$785,002	$620,467	$394,357	$881,856	$455,206
Ratio of expenses net of management fee reimbursement to average net assets	0.85	%(5)	1.14%	1.44%	1.20%	1.08%	1.26%
Ratio of gross expenses to average net assets	1.04	%(4)	1.14%	1.44%	1.23%	1.08%	1.26%
Ratio of net expenses to average net assets, excluding stock dividend tax expense	0.85	%(4)	1.08%	1.42%	1.11%	1.04%	1.23%
Ratio of net investment income to average net assets	0.12	%(4)	0.67%	1.36%	1.28%	0.67%	1.09%
Portfolio turnover rate	12	%(3)	29%	34%	49%	46%	50%

* Per share amounts have been calculated using the average share method.

(1)	The fund was audited by Ernst & Young LLP for the years ended October 31, 2009 and 2010. The previous periods were audited by another independent registered public accounting firm.

(2) The Fund’s Direct Investment Manager changed as of June 2007.

(3) Not Annualized

(4) Annualized

(5) See Note B.

See notes to financial statements.

THE CHINA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011 (Unaudited)

NOTE A —	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The China Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation which it seeks to achieve by investing primarily in equity securities (i) of companies for which the principal securities trading market is the People’s Republic of China (“China”), (ii) of companies for which the principal securities trading market is outside of China, or constituting direct equity investments in companies organized outside of China, that in both cases derive at least 50% of their revenues from goods and services sold or produced, or have at least 50% of their assets, in China and (iii) constituting direct equity investments in companies organized in China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Use of estimates:  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the six months ended, April 30, 2011 relate to Direct Investments and to the contingent liability resulting from the sale of Captive Finance in March 2007. A reserve of 10% of the net sale proceeds was established to cover any potential liabilities from the representation and warranties provided by the Fund in the transaction.

Security valuation:  Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value in good faith by or at the direction of the Board of Directors and considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the security (or securities) underlying, which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager or Direct Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Repurchase Agreements:  In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Securities Lending:  The Fund may lend up to 33 1/3% of the Fund’s total assets held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified brokers, except those securities which the Fund or the Investment Manager specifically identifies as not being available. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned. Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

As of April 30, 2011, the Fund had loaned securities which were collateralized by cash and short term investments. The value of the securities on loan and the value of the related collateral were as follows:

	Value of
Value of	Cash	Total
Securities	Collateral	Collateral

$86,344,134	$92,948,281	$92,948,281

Foreign currency translations:  The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

Forward Foreign Currency Contracts:  The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risks. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The U.S. dollar value of forward currency contracts is determined using forward exchange rates provided by quotation services. Daily fluctuations in the value of such contracts are recorded as unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gain or loss is disclosed in the realized and unrealized gain or loss on foreign currency in the Fund’s accompanying Statement of Operations. At April 30, 2011, The Fund did not hold open forward foreign currency contracts.

Option Contracts:  The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are valued daily and unrealized gains or losses are recorded on the Statement of Assets and Liabilities based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. Such gain or loss is disclosed in the realized and unrealized gain or loss on options in the Fund’s accompanying Statement of Operations. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract.

Equity Linked Securities:  The Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities currently held by the Fund are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. Access Products may be used by the Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Fund invests in Access Products whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in Access Products will involve risks similar to the risks of investing in foreign securities. In addition, the Fund bears the risk that the issuer of an Access Product may default on its obligation under the terms of the arrangement with the counterparty. Access Products are often used for many of the same purposes as, and share many of the same risks with, derivative instruments. In addition, Access Products may be considered illiquid.

At April 30, 2011, the Fund held equity-linked Access Product warrants through Credit Lyonnais and Citigroup Global Markets Holdings, the issuers. Under the terms of the agreements, each warrant entitles the Fund to receive from the issuers an amount in U.S. dollars linked to the performance of specific equity shares. Under these agreements, the Fund has agreed to pay or provide reimbursement for any taxes imposed on the A Share investments underlying the Access Products. Non-resident corporate investors in China, such as the issuer of the Access Products, are subject to a statutory 10% withholding tax on both dividend and interest income sourced from China, absent an applicable tax treaty;

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

however to date China has not implemented procedures to collect the tax. There can be no assurance that in the future China will not implement such procedures and also subject capital gains to taxation. If China does implement such procedures the Fund may be required to pay or reimburse for any taxes that the issuers of the Access Products became subject to under those procedures.

Direct Investments:  The Fund may invest up to 25% of the net proceeds from its offering of its oustanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The value of these securities at April 30, 2011 was $38,552,950 or 4.8% of the Fund’s net asset value. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date	Cost	Value

China Bright	08/27/2010	$14,969,436	$14,991,407
China Silicon Corp., Series A Preferred	11/30/2007	6,552,875	—
China Silicon Corp. Common Stock	01/08 - 09/10	1,458,811	—
HAND Enterprise Solutions Pte, Ltd. Preferred*	02/01/2007	—	—
Qingdao Bright Moon Seaweed Group Co., Ltd.	02/28/2008	7,121,480	8,561,509
Zong Su Foods	09/21/2010	15,000,034	15,000,034

		$45,102,636	$38,552,950

*	HAND Enterprise Solutions Co., Ltd., Common shares became a listed security as of February 1, 2011.

Indemnification Obligations:  Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arragements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Security transactions and investment income:  Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from Capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

Dividends and distributions:  The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

The Fund made distributions of $8,534,134 from Ordinary Income and $43,276,235 from Long-Term Capital Gains during the six months ended April 30, 2011. For the year ended October 31, 2010 the Fund made distributions of $5,825,297 from Ordinary Income.

Federal Taxes:  It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (“Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Maryland. The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

NOTE B —	ADVISORY FEE AND OTHER TRANSACTIONS
Martin Currie Inc. is the investment manager for the Fund’s listed assets (the “Listed Assets”). Martin Currie Inc. receives a fee, computed weekly and payable monthly, at the following annual rates: 0.70% of the first US$315 million of the Fund’s average weekly net assets invested in Listed Assets; and 0.50% of the Fund’s average weekly net assets invested in Listed Assets in excess of US$315 million. Martin Currie Inc. is also the investment manager for the Fund’s direct investments. Martin Currie Inc. receives a fee computed weekly and payable monthly, at an annual rate of 2.00% of the average weekly value of the Fund’s assets invested in direct investments. In December 2010 the Direct Investment Manager agreed to reimburse Management fees related to Fund’s Ugent Holdings, Ltd. As of April 30, 2011, the Direct Investment Manager paid $758,146 in management fee reimbursements.

No director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliates of those entities will receive any compensation from the Fund for serving as an officer or director of the Fund. The Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the Investment

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Manager or Direct Investment Manager or any affiliate thereof) an annual fee of $35,000 and $15,000 respectively, plus $3,000 for each Board of Directors’ meeting or Audit and Nominating Committee meeting attended, $2,000 for each telephonic meeting attended and $2,000 for each Valuation Committee teleconference. In addition, the Fund will reimburse each of the directors for travel and out-of-pocket expenses incurred in connection with attending Board of Directors’ meetings.

State Street Bank and Trust Company (“State Street”) provides, or arranges for the provision of certain administrative services for the Fund, including preparing certain reports and other documents required by federal and/or state laws and regulations. The Fund pays State Street a fee that is calculated daily and paid monthly at an annual rate based on aggregate average daily assets of the Fund. The Fund also pays State Street an annual fee for certain legal administration services, including corporate secretarial services and preparing regulatory filings.

The Fund has also contracted with State Street to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

NOTE C —	CAPITAL STOCK
The Board of Directors of the Fund has approved a share repurchase plan. Under the program, the Fund will repurchase shares at management’s discretion at times when it considers the repurchase to be consistent with the objectives of the program. For the six months ended April 30, 2011, the Fund did not repurchase any shares under the plan. At April 30, 2011, 100,000,000 shares of $.01 par value common stock were authorized.

NOTE D —	INVESTMENT TRANSACTIONS
For the six months ended April 30, 2011, the Fund’s cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $92,653,367 and $119,728,332, respectively. At April 30, 2011, the cost of investments for federal income tax purposes was $544,725,100. Gross unrealized appreciation of investments was $337,675,290 while gross unrealized depreciation of investments was $20,740,426, resulting in net unrealized appreciation of investments of $316,934,864.

NOTE E —	INVESTMENTS IN CHINA
The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE F —	INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

							Gain/(Loss)
	Balance of	Gross	Gross	Balance of		Income	Realized
	Shares Held	Purchases	Sales	Shares Held	Value	From	on Sale of
	October 31,	and	and	April 30,	April 30,	Non-Controlled	Shares as of
Name of Issuer	2010	Additions	Reductions	2011	2011	Affiliates	April 30, 2011

CDW Holding, Ltd.	51,458,000	—	3,250,000	48,208,000	$2,660,268	$—	$119,321
China Bright	14,665,617	—	—	14,665,617	14,991,407	—	—
China Medical System Holdings, Ltd.	72,353,760	—	—	72,353,760	76,848,711	940,599	—
China Silicon Corp. Common Stock	2,301,863	—	—	2,301,863	—	—	—
China Silicon Corp., Series A Preferred	27,418	—	—	27,418	—	—	—
China Silicon Corp. Warrants	685,450	—	685,450	—	—	—	—
Far East Energy Corp.(1)	17,529,277	—	1,136,454	16,392,823	6,557,129	—	(185,255)
HAND Enterprise Solutions Co., Ltd. Common(2)	8,027,241	11,238,137	8,027,241	11,238,137	28,116,984	369,323	—
HAND Enterprise Solutions Pte., Ltd. Preferred	500,000	—	—	500,000	—	—	—
Huiyin Household Appliances Holdings Co., Ltd.	160,413,750	—	—	160,413,750	37,380,207	—	—
Qingdao Bright Moon Seaweed Group Co., Ltd.	31,827,172	—	—	31,827,172	8,561,509	—	—
Taiwan Life Insurance Co., Ltd.	200,000,000	—	—	200,000,000	6,656,773	131,276	—
Ugent Holdings, Ltd.(3)	177,000,000	—	177,000,000	—	—	(233,250)	(11,070,045)
Zong Su Foods	2,677	—	—	2,677	15,000,034	—	—

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

(1)	Not Affiliated as of April 30, 2011.

(2)	Additional shares acquired resulting from a corporate action.

(3)	Income was written off at the direction of Martin Currie.

NOTE G —	FAIR VALUE MEASUREMENT
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT
Description	Level 1	Level 2	Level 3	Total

COMMON STOCK AND OTHER EQUITY INTERESTS
China — “A” Shares
Information Technology	$28,116,984	$—	$—	$28,116,984

Total China — “A” Shares	28,116,984	—		28,116,984

Hong Kong
Consumer Discretionary	68,202,161	—	—	68,202,161
Consumer Staples	20,534,420	—	—	20,534,420
Health Care	13,548,387	—	—	13,548,387
Information Technology	15,083,715	—	—	15,083,715
Telecommunications	12,569,537	—	—	12,569,537
Utilities	24,840,461	—	—	24,840,461

Total Hong Kong	154,778,681	—	—	154,778,681

Hong Kong — “H” Shares
Consumer Discretionary	16,177,417	—	—	16,177,417
Consumer Staples	29,711,112	—	—	29,711,112
Health Care	122,672,738	—	—	122,672,738
Industrials	6,154,499	—	—	6,154,499
Telecommunications	8,084,770	—	—	8,084,770

Total Hong Kong — “H” Shares	182,800,536	—	—	182,800,536

Singapore
Consumer Staples	46,809,912	—	—	46,809,912
Information Technology	2,660,268	—	—	2,660,268

Total Singapore	49,470,180	—	—	49,470,180

Taiwan
Consumer Discretionary	71,653,234	—	—	71,653,234
Consumer Staples	19,535,252	—	—	19,535,252
Financials	66,011,346	—	6,656,773	72,668,119
Information Technology	9,854,809	—	—	9,854,809
Materials	12,087,241	—	—	12,087,241

Total Taiwan	179,141,882	—	6,656,773	185,798,655

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ASSETS VALUATION INPUT
Description	Level 1	Level 2	Level 3	Total

United States
Energy	$6,557,129	$—	$—	$6,557,129
Health Care	23,346,565	—	—	23,346,565
Information Technology	6,367,702	—	—	6,367,702

Total United States	36,271,396	—	—	36,271,396

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	630,579,659	—	6,656,773	637,236,432

EQUITY LINKED SECURITIES
Consumer Discretionary	—	8,855,915	—	8,855,915
Consumer Staples	—	11,813,770	—	11,813,770
Financials	—	41,591,589	—	41,591,589
Health Care	—	7,521,722	—	7,521,722
Industrials	—	28,868,427	—	28,868,427
Materials	—	11,411,560	—	11,411,560

TOTAL EQUITY LINKED SECURITIES	—	110,062,983	—	110,062,983

DIRECT INVESTMENTS
Consumer Staples	—	—	15,000,034	15,000,034
Health Care	—	—	14,991,407	14,991,407
Industrials	—	—	8,561,509	8,561,509

TOTAL DIRECT INVESTMENTS	—	—	38,552,950	38,552,950

COLLATERAL FOR SECURITIES ON LOAN	—	92,948,281	—	92,948,281
SHORT TERM INVESTMENTS
UNITED STATES	—	1,260,000	—	1,260,000

TOTAL INVESTMENTS	$630,579,659	$204,271,264	$45,209,723	$880,060,646

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

For the six months ended April 30, 2011, there was no significant security transfer activity between Level 1 and Level 2.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the six months ended April 30, 2011:

								Change in
								Unrealized
								Appreciation
								(Depreciation)
								from
				Change in				Investments
	Balance as of	Net	Realized	Unrealized	Transfers	Transfers		Held at
Investments in	October 31,	Purchases	Gain	Appreciation	in to	out of	Balance as of	April 30,
Securities	2010	(Sales)	(Loss)	(Depreciation)	Level 3	Level 3	April 30, 2011	2011

COMMON STOCK AND OTHER EQUITY INTERESTS
Consumer Discretionary	$44,491,832	$—	$—	$—	$—	$(44,491,832)	$—	$—
Financials	7,936,254	—	—	(1,279,481)	—		6,656,773	(1,279,481)

	52,428,086	—	—	(1,279,481))	—	(44,491,832)	6,656,773	(1,279,481)

DIRECT INVESTMENTS
Consumer Discretionary	15,000,034	—	—	—	—	—	15,000,034	—
Health Care	15,021,769	—	—	(30,362)	—	—	14,991,407	(30,362)
Industrials	9,293,534	—	—	(732,025)	—	—	8,561,509	(732,025)
Information Technology	14,192,162	(3,164,274)	—	(11,027,888)	—	—	—	—

	53,507,499	(3,164,274)	—	(11,790,275)	—	—	38,552,950	(762,387)

	$105,935,585	$(3,164,274)	$—	$(13,069,756)	$—	$(44,491,832)	$45,209,723	$(2,041,868)

NOTE H —	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
There was no derivatives trading or hedging activities for the six months ended April 30, 2011.

NOTE I — INDEMNITY AGREEMENT

The Direct Investment Manager and a syndicate of insurance companies (acting on behalf of the Direct Investment Manager) entered into an agreement with the Fund on December 30, 2010 for the insurance companies to indemnity the Fund against any loss arising from the sale or other disposition of the Fund’s holdings of convertible bonds of Ugent Holdings, Ltd (“Bonds”). As of April 30, 2011, the Fund had received $11,774,883 from the disposition of the Bonds, with $8,345,975 to be paid under the Indemnity Agreement.

NOTE J —	SUBSEQUENT EVENT
Management has evaluated the possibility of subsequent events and determined that there were no material events that would require disclosure in the Fund’s financial statements. As of May 13, 2011 the remaining amount due under the Indemnity Agreement with respect to the disposition of the Bonds was received.

THE CHINA FUND, INC.
Other Information (Unaudited)

Results of Annual Stockholder Meeting held on March 3, 2011

1.)	Election of Directors — The stockholders of the Fund elected William C. Kirby and Nigel S. Tulloch as Class III directors to serve for a term expiring on the date on which the annual meeting of stockholders is held in 2014.

	For	Withheld

William C. Kirby	18,305,366	313,324
Nigel S. Tulloch	16,474,326	2,144,364

PRIVACY POLICY

Privacy Notice

The China Fund, Inc. collects nonpublic personal information about its shareholders from the following sources:

     ☐  Information it receives from shareholders on applications or other forms; and

     ☐  Information about shareholder transactions with the Fund.

The Fund’s policy is to not disclose nonpublic personal information about its shareholders to nonaffiliated third parties (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its shareholders to those agents of the Fund who need to know that information to provide products or services to shareholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its shareholders’ nonpublic personal information.

THE CHINA FUND, INC.
Other Information (Unaudited) (continued)

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Fund’s investment advisers to vote proxies relating to the Fund’s portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-2255); and (2) as an exhibit to the Fund’s annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information regarding how the investment advisers vote these proxies is now available by calling the same number and on the Commission’s website. The Fund has filed its report on Form N-PX covering the Fund’s proxy voting record for the 12 month period ending June 30, 2010.

QUARTERLY PORTFOLIO OF INVESTMENTS
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. Form N-Q has been filed as of January 31, 2011 for the first quarter of this fiscal year and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-888-246-2255.

CERTIFICATIONS
The Fund’s chief executive officer has certified to the New York Stock Exchange that, as of March 28, 2011, he was not aware of any violation by the Fund of applicable New York Stock Exchange corporate governance listing standards. The Fund also has included the certifications of the Fund’s chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund’s Form N-CSR filed with the Securities and Exchange Commission, for the period of this report.

DIVIDENDS AND DISTRIBUTIONS;
SUMMARY OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), adopted by the Fund, each shareholder will automatically be a participant (a “Participant”) in the Plan unless Computershare Trust Company, N.A., the Plan Agent, is otherwise instructed by the shareholder in writing, to have all distributions, net of any applicable U.S. withholding tax, paid in cash. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder by Computershare Trust Company, N.A., as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting Computershare Trust Company, N.A. c/o The China Fund, Inc. at P.O. Box 43078, Providence, Rhode Island 02940-3078, by telephone at 1-800-426-5523 or via the Internet at www.computershare.com/investor.

The Plan will operate whenever a dividend or distribution is declared payable only in cash or in cash or shares of the Fund’s common stock, but it will not operate with respect to a dividend or distribution declared payable only in shares of the Fund’s common stock (including such a declaration that provides an option to receive cash).

Computershare Trust Company, N.A (“Computershare” or the “Plan Agent”) act as Plan Agent. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock. The shares of common stock issued by the Fund will be valued at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then shares will be valued at 95% of the market price. If the net asset value per share of the common stock on the valuation date exceeds the market price, participants will be issued shares at market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund’s shares are then listed, the next preceding trading day. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Agent will, as purchasing agent for the participants, buy shares of common stock in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant’s accounts on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Agent annually, in any amount from $100 to $3,000 for investment in the Fund’s Common Stock. The Plan Agent will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on January 15 of each year or the next trading day if January 15th is not a trading day. Participants may make voluntary cash payments by sending a check (in U.S. dollars and drawn on a U.S. Bank) made payable to “Computershare” along with a completed transaction form which is attached to each statement a Participant receives. The Plan Agent will not accept cash, traveler’s checks, money orders or third party checks. Any voluntary cash payments received more than thirty-five days prior to such date will be returned by the Plan Agent, and interest will not be paid on any such amounts. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, participants should send in voluntary cash payments to be received by the Plan Agent approximately two days before January 15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested. In the event that a Participant’s check for a voluntary cash payment is returned unpaid for any reason, the Plan Agent will consider the request for investment of such funds null and void, and shall immediately remove from the Participant’s account those

DIVIDENDS AND DISTRIBUTIONS;
SUMMARY OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

shares, if any, purchased upon the prior credit of such funds. The Plan Agent shall be entitled to sell shares to satisfy any uncollected amount plus any applicable fees. If the net proceeds of the sale of such shares are insufficient to satisfy the balance of such uncollected amounts, the Plan Agent shall be entitled to sell such additional shares from the Participant’s account as may be necessary to satisfy the uncollected balance.

The Plan Agent will confirm in writing, each trade for a Participant’s account and each share deposit or share transfer promptly after the account activity occurs. The statement will show the number of shares held, the number of shares for which dividends are being reinvested, any cash received for purchase of shares, the price per share for any purchases or sales, and any applicable fees for each transaction charged the Participant. In the event the only activity in a Participant’s account is the reinvestment of dividends, this activity will be confirmed in a statement on at least a quarterly basis. If the Fund pays an annual dividend and the only activity in a Participant’s account for the calendar year is the reinvestment of such dividend, the Participant will receive an annual statement. These statements are a Participant’s continuing record of the cost basis of purchases and should be retained for income tax purposes.

The Plan Agent will hold shares of common stock acquired pursuant to the Plan in non-certificated form in the name of the Participant for whom such shares are being held and each Participant’s proxy will include those shares of common stock held pursuant to the Plan. The Plan Agent will forward to each Participant any proxy solicitation material received by it. In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the name of such Participants and held for the account of beneficial owners who participate in the Plan. Upon a Participant’s Internet, telephone or written request, the Plan Agent will deliver to her or him, without charge, a certificate or certificates representing all full shares of common stock held by the Plan Agent pursuant to the Plan for the benefit of such Participant.

Participants will not be charged a fee in connection with the reinvestment of dividends or capital gains distributions. The Plan Agent’s transaction fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, Participants will be charged a per share fee (currently $0.05) incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends or capital gains distributions and with purchases from voluntary cash payments made by the Participant. A $2.50 transaction fee and a per share fee of $0.15 will also be charged by the Plan Agent upon any request for sale. Per share fees include any brokerage commissions the Plan Agent is required to pay.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to tax consequences of participation in the Plan, Participants should consult with their own tax advisors.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to the Shareholders appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall de deemed to be accepted

DIVIDENDS AND DISTRIBUTIONS;
SUMMARY OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

by the Participants unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of a Participant’s account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of a successor Plan Agent for the purposes of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for the Participants’ accounts, all dividends and distributions payable on the shares of common stock held in the Participants’ name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

Requests for copies of the Plan, which sets forth all of the terms of the Plan, and all correspondence concerning the Plan should be directed to Computershare Trust Company, N.A., the Plan Agent for The China Fund, Inc., in writing at P.O. Box 43078, Providence, Rhode Island, 02940-3078, by telephone at 1-800-426-5523 or via the Internet at www.computershare.com/investor.

Directors and Officers (Unaudited)

The following table provides information concerning each of the Directors of the Fund. The Board of Directors is comprised of Directors who are not interested persons of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. The Directors are divided into three classes, designated as Class I, Class II and Class III. The Directors in each such class are elected for a term of three years to succeed the Directors whose term of office expires. Each Director shall hold office until the expiration of his term and until his successor shall have been elected and qualified.

				Number of
				Funds in the
Name (Age) and		Director		Complex(1)	Other Directorships/
Address of Directors or	Position(s)	Since	Principal Occupation(s)	Overseen by	Trusteeships in
Nominees for	Held with	(Term	or Employment During	the Director	Publicly Held
Director	Fund	Ends)	Past Five Years	or Nominee	Companies

James J. Lightburn (67) 13, Rue Alphonse de Neuville 75017 Paris, France	Chairman of the Board and Director	1992 (2012)	Retired; Attorney, Nomos (law firm) (2004-2006); Attorney, member of Hughes Hubbard & Reed (law firm) (1993-2004).	1	Fromageries Bel S.A.
Michael F. Holland (66) 375 Park Avenue New York, New York 10152	Director	1992 (2013)	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	1	The Holland Balanced Fund, Inc.; Reaves Utility Income Fund; The Taiwan Fund, Inc.; State Street Master Funds and State Street Institutional Investment Trust; Blackstone GSO Floating Rate Fund, Inc.
William C. Kirby (60) Harvard University CGIS South Building 1730 Cambridge Street Cambridge, MA 02138	Director	2007 (2014)	Director, John K. Fairbank Center for Chinese Studies, Harvard University (2006-present); Chairman, Harvard China Fund (2006-present); Harvard University Distinguished Service Professor (2006-present); Dean of the Faculty of Arts and Sciences Harvard University (2002-2006).	1
Joe O. Rogers (62) 2477 Foxwood Drive Chapel Hill, NC 27514	Director	1992 (2012)	Principal, Rogers International LLC (investment consultation) (July 2001-present); Visiting Professor Fudan University School of Management (August 2010-present).	1	The Taiwan Fund, Inc. (1986-present)
Nigel S. Tulloch (65) 7 Circe Circle Dalkeith WA6009 Australia	Director	1992 (2014)	Director, The HSBC China Fund Limited (1992-2005).	1

(1)	The term “Fund Complex” means two or more registered investment companies that share the same investment adviser or principal underwriter or hold themselves out to investors as related companies for the purposes of investment and investor services.

Directors and Officers (Unaudited) (continued)

Officers of the Fund

The following table provides information concerning each of the officers of the Fund.

Position(s)
Name (Age) and	Held with	Officer	Principal Occupation(s) or
Address of Officers	Fund	Since	Employment During Past Five Years

Jamie Skinner (49) Martin Currie Investment Management Saltire Court 20 Castle Terrace Edinburgh, EH12ES Scotland	President	September 2009	Director, Head of Client Services, Martin Currie Investment Management Limited (October 2004-present); President, The Taiwan Fund, Inc. (May 2010-present); President, Martin Currie Business Trust (December 2010-present).
Chris Ruffle (52) Martin Currie Investment Advisers Saltire Court 20 Castle Terrace Edinburgh, EH12ES Scotland	Vice President	December 2008	Director, MC China Limited (2006-present); Director, Heartland Capital Management Limited, (2006-present); Director, Martin Currie Investment Management Limited (1995-2006).
Shifeng Ke (45) Martin Currie Investment Advisers Saltire Court 20 Castle Terrace Edinburgh, EH12ES Scotland	Vice President	December 2008	Director, MC China Limited, (2006-present); Director, Heartland Capital Management Limited, (2006-present); Director, Martin Currie Investment Management Limited (2004-2006).
Bill Royer (45) Foreside Compliance Services, LLC Three Canal Plaza, Suite 100, Portland, ME 04101	Chief Compliance Officer	January 2010	Managing Director, Alternative Investments and Chief Compliance Officer Services, Foreside Compliance Services, LLC (November 2009-present); Acting General Counsel, Baring Asset Management, Inc. (December 2007-May 2008) and General Counsel and Member, Grantham, Mayo, Van Otterloo & Co., LLC (February 1995-March 2005).
Laura F. Dell (47) 2 Avenue de Lafayette, Boston, MA 02111	Treasurer	December 2008	Vice President, State Street Bank and Trust Company (July 2007-present); Senior Director, Investors Bank and Trust Company (January 2002-July 2007).
Tracie A. Coop (34) 4 Copley Place, Boston, MA 02206	Secretary	June 2010	Vice President and Senior Counsel, State Street Bank and Trust Company (October 2007-present); Associate Counsel and Manager, Natixis Asset Management Advisors L.P. (2006-2007); Associate Counsel, Natixis Asset Management Advisors L.P. (2005-2006).

Brian O’Sullivan (36) 801 Pennsylvania Ave Kansas City, MO 64105	Assistant Treasurer	March 2009	Vice President, State Street Bank and Trust Company (December 2006-present); Assistant Vice President, State Street Bank and Trust Company (March 2004-December 2006).
Francine S. Hayes (43) 4 Copley Place, Boston, MA 02206	Assistant Secretary	June 2005	Vice President and Managing Counsel, State Street Bank and Trust Company (2004-present); Assistant Vice President and Counsel, State Street Bank and Trust Company (2001-2004).

THE CHINA FUND, INC.

United States Address
The China Fund, Inc.
c/o State Street Bank and Trust Company
2 Avenue de Lafayette
P.O. Box 5049
Boston, MA 02206-5049
1-888-CHN-CALL (246-2255)

Directors and Officers
James J. Lightburn, Chairman of the Board and Director
Michael F. Holland, Director
William C. Kirby, Director
Joe O. Rogers, Director
Nigel S. Tulloch, Director
Jamie Skinner, President
Chris Ruffle, Vice President
Shifeng Ke, Vice President
Bill Royer, Chief Compliance Officer of the Fund
Laura Dell, Treasurer
Tracie A. Coop, Secretary
Brian O’Sullivan, Assistant Treasurer
Francine Hayes, Assistant Secretary

Investment Manager
Martin Currie Inc.

Shareholder Servicing Agent
The Altman Group

Administrator and Custodian
State Street Bank and Trust Company

Transfer Agent, Dividend Paying Agent and Registrar
Computershare Trust Company, N.A.

Independent Registered Public Accounting Firm
Ernst & Young, LLP

Legal Counsel
Clifford Chance US LLP

Item 2. Code of Ethics.
Not required for this filing.
Item 3. Audit Committee Financial Expert.
Not required for this filing.
Item 4. Principal Accountant Fees and Services.
Not required for this filing.
Item 5. Audit Committee of Listed Registrants.
Not required for this filing.
Item 6. Schedule of Investments.
a.	Schedule of Investments is included as part of Item 1 of the Form N-CSR.

b.	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.
Not required for this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There have been no changes to any of the registrant’s portfolio managers since last reported in the registrant’s annual report dated October 31, 2011 and as filed in Form N-CSR on January 7, 2011 (SEC Accession No.: 0001144204-11-001256).
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors during the period covered by this Form N-CSR filing.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in

3

Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not required for this filing.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not required for this filing.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

4

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CHINA FUND, INC.

By:	/s/ Jamie Skinner Jamie Skinner
President of The China Fund, Inc.

Date:	June 30, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner Jamie Skinner
President of The China Fund, Inc.

Date:	June 30, 2011

By:	/s/ Laura F. Dell Laura F. Dell
Treasurer of The China Fund, Inc.

Date:	June 30, 2011

5